SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2023	Sep. 30, 2023	Jul. 01, 2023	Apr. 01, 2023	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Revenue
Net sales	$ 1,524,353	$ 1,827,637	$ 2,043,918	$ 1,822,476	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 7,218,384	$ 9,626,739	$ 8,636,134
Value-Added
Revenue
Portion of total net sales (as a percent)	68.40%				63.40%				68.40%	63.40%	59.70%
Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	31.60%				36.60%				31.60%	36.60%	40.30%
Intersegment net sales
Revenue
Net sales									$ (1,013,813)	$ (1,003,078)	$ (838,254)
Corporate
Revenue
Net sales									$ 3,726	$ 5,940	$ 8,748
Corporate | Value-Added
Revenue
Portion of total net sales (as a percent)	27.50%				44.30%				27.50%	44.30%	67.90%
Corporate | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	72.50%				55.70%				72.50%	55.70%	32.10%
Retail | Value-Added
Revenue
Portion of total net sales (as a percent)	50.50%				44.90%				50.50%	44.90%	43.20%
Retail | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	49.50%				55.10%				49.50%	55.10%	56.80%
Retail | Operating Segments
Revenue
Net sales									$ 2,886,515	$ 3,650,639	$ 3,418,337
Retail | Operating Segments | Deckorators
Revenue
Net sales									309,419	326,011	248,765
Retail | Operating Segments | ProWood
Revenue
Net sales									2,494,362	3,152,950	3,013,620
Retail | Operating Segments | UFP Edge
Revenue
Net sales									81,603	168,190	148,927
Retail | Operating Segments | Other Retail
Revenue
Net sales									1,131	3,488	7,025
Retail | Intersegment net sales
Revenue
Net sales									$ 565,325	$ 392,740	$ 214,400
Packaging | Value-Added
Revenue
Portion of total net sales (as a percent)	77.00%				72.00%				77.00%	72.00%	67.70%
Packaging | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	23.00%				28.00%				23.00%	28.00%	32.30%
Packaging | Operating Segments
Revenue
Net sales									$ 1,838,200	$ 2,394,681	$ 2,148,142
Packaging | Operating Segments | Structural Packaging
Revenue
Net sales									1,225,204	1,716,021	1,554,857
Packaging | Operating Segments | PalletOne
Revenue
Net sales									530,642	628,969	574,466
Packaging | Operating Segments | Protective Packaging
Revenue
Net sales									82,354	49,691	18,819
Packaging | Intersegment net sales
Revenue
Net sales									$ 83,549	$ 78,409	$ 85,954
Construction | Value-Added
Revenue
Portion of total net sales (as a percent)	83.20%				77.20%				83.20%	77.20%	73.00%
Construction | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	16.80%				22.80%				16.80%	22.80%	27.00%
Construction | Operating Segments
Revenue
Net sales									$ 2,161,059	$ 3,143,868	$ 2,698,434
Construction | Operating Segments | Factory Built
Revenue
Net sales									718,773	1,181,837	1,098,905
Construction | Operating Segments | Site Built
Revenue
Net sales									977,129	1,361,607	1,190,393
Construction | Operating Segments | Commercial
Revenue
Net sales									265,079	336,298	259,360
Construction | Operating Segments | Concrete Forming
Revenue
Net sales									200,078	264,126	149,776
Construction | Intersegment net sales
Revenue
Net sales									$ 96,729	$ 110,523	$ 82,026
All Other | Value-Added
Revenue
Portion of total net sales (as a percent)	83.80%				76.30%				83.80%	76.30%	74.70%
All Other | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	16.20%				23.70%				16.20%	23.70%	25.30%
All Other | Operating Segments
Revenue
Net sales									$ 328,884	$ 431,611	$ 362,473
All Other | Intersegment net sales
Revenue
Net sales									$ 268,210	$ 421,406	$ 455,874